Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents (notes 3 and 4)	$ 32,414	$ 28,520
Restricted cash	34	35
Short-term investments (notes 3 and 5)	6,172	17,601
Accounts receivable, net	11,388	9,184
Inventories (note 6)	10,288	9,330
Prepaid expenses and other current assets (notes 7 and 16)	2,276	1,245
Total current assets	62,572	65,915
LONG-TERM INVESTMENTS (notes 3 and 8)	10,445	3,112
PROPERTY AND EQUIPMENT, NET (note 9)	13,714	13,755
OTHER ASSETS (note 10)	2,578	2,300
TOTAL ASSETS	89,309	85,082
CURRENT LIABILITIES
Notes and accounts payable	4,582	2,460
Income tax payable	413	341
Accrued expenses and other current liabilities (note 11)	4,181	4,379
Total current liabilities	9,176	7,180
LONG-TERM LIABILITIES
Accrued pension liabilities (note 13)	321	355
Deferred income tax liabilities (note 12)	681	906
Other liabilities	85	86
Total long-term liabilities	1,087	1,347
Total liabilities	10,263	8,527
COMMITMENTS AND CONTINGENCIES (notes 16 and 17)
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,669,036,600 shares as of December 31, 2018 and 2017 Outstanding – 1,298,808,750 and 1,284,146,100 shares as of December 31, 2018 and 2017, respectively	33	33
Additional paid-in capital	143,115	142,946
Accumulated deficits	(45,912)	(47,517)
Accumulated other comprehensive income	4,674	5,337
Treasury stock – 370,227,850 and 384,890,500 shares as of December 31, 2018 and 2017, respectively	(22,864)	(24,244)
Total shareholders’ equity	79,046	76,555
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 89,309	$ 85,082